Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net income per Ordinary Share:
Basic (in USD per share)	$ 1.78	$ 1.41	$ 4.04	$ 2.84
Diluted (in USD per share)	$ 1.76	$ 1.40	$ 4.02	$ 2.81